COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

Following the termination of the Company's P&I insurance relationship with Britannia Steam Ship Insurance Association Limited ("Britannia"), SEB issued a guarantee in April 2013 to Britannia at the Company's request in respect of possible claims on certain ships for any of the insurance years 2009/10, 2010/11, 2011/12 and 2012/13 up to a maximum aggregate liability of $0.4 million. As of June 30, 2015, the Company has placed $0.4 million (December 31, 2014: $0.4 million) into a restricted bank account at SEB as support for the guarantee. The guarantee expires on December 31, 2015.

As of June 30, 2015, the Company had four (December 31, 2014: four) vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. These charters are accounted for as capital leases and the lessor has options to put each of these vessels on the Company at the end of the lease terms on December 31, 2015. The total amount that the Company would be required to pay under these put options is $36 million (December 31, 2014: $36 million).

As of June 30, 2015, the Company was committed to make newbuilding installments of nil. (December 31, 2014: $40.9 million).

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect, individually or in aggregate, on the Company's operations or financial condition.